Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Book Values and Fair Values of Long-term Debt

	December 31,
	2018		2017
Company	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
AEP	$23,346.7	$24,093.9	$21,173.3	$23,649.6
AEP Texas	3,881.3	3,964.6	3,649.3	3,964.8
AEPTCo	2,823.0	2,782.4	2,550.4	2,782.9
APCo	4,062.6	4,473.3	3,980.1	4,782.6
I&M	3,035.4	3,070.2	2,745.1	3,014.7
OPCo	1,716.6	1,919.7	1,719.3	2,064.3
PSO	1,287.0	1,361.9	1,286.5	1,457.1
SWEPCo	2,713.4	2,670.2	2,441.9	2,645.9

Other Temporary Investments

	December 31, 2018
		Gross	Gross
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash and Other Cash Deposits (a)	$230.6	$—	$—	$230.6
Fixed Income Securities – Mutual Funds (b)	106.6	—	(2.3)	104.3
Equity Securities – Mutual Funds	17.8	16.4	—	34.2
Total Other Temporary Investments	$355.0	$16.4	$(2.3)	$369.1

	December 31, 2017
		Gross	Gross
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash and Other Cash Deposits (a)	$220.1	$—	$—	$220.1
Fixed Income Securities – Mutual Funds (b)	104.3	—	(1.4)	102.9
Equity Securities – Mutual Funds	17.0	19.7	—	36.7
Total Other Temporary Investments	$341.4	$19.7	$(1.4)	$359.7

(a)	Primarily represents amounts held for the repayment of debt.

(b)	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.

Debt and Equity Securities Within Other Temporary Investments

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	3.1	14.2	2.3
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

Nuclear Trust Fund Investments

	December 31,
	2018			2017
		Gross	Other-Than-		Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$22.5	$—	$—	$17.2	$—	$—
Fixed Income Securities:
United States Government	996.1	26.7	(7.1)	981.2	29.7	(3.6)
Corporate Debt	52.4	1.1	(1.9)	58.7	3.8	(1.2)
State and Local Government	8.6	0.6	(0.2)	8.8	0.8	(0.2)
Subtotal Fixed Income Securities	1,057.1	28.4	(9.2)	1,048.7	34.3	(5.0)
Equity Securities – Domestic (a)	1,395.3	766.3	—	1,461.7	868.2	(75.5)
Spent Nuclear Fuel and Decommissioning Trusts	$2,474.9	$794.7	$(9.2)	$2,527.6	$902.5	$(80.5)

(a)
Amount reported as Gross Unrealized Gains includes unrealized gains of $784 million and unrealized losses of $18 million. AEP adopted ASU 2016-01 during the first quarter of 2018 by means of a modified retrospective approach. Due to the adoption of the ASU, Other-Than-Temporary Impairments are no longer applicable to Equity Securities with readily determinable fair values.

Securities Activity Within the Decommissioning and SNF Trusts

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Proceeds from Investment Sales	$2,010.0	$2,256.3	$2,957.7
Purchases of Investments	2,064.7	2,300.5	3,000.0
Gross Realized Gains on Investment Sales	47.5	200.7	46.1
Gross Realized Losses on Investment Sales	32.8	146.0	24.4

Contractual Maturities, Fair Value of Debt Securities

Fair Value of Fixed
Income Securities
(in millions)
Within 1 year	$359.4
After 1 year through 5 years	358.9
After 5 years through 10 years	176.1
After 10 years	162.7
Total	$1,057.1

Fair Value, Assets and Liabilities Measured on Recurring Basis
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Other Temporary Investments
Restricted Cash and Other Cash Deposits (a)	$221.5	$—	$—	$9.1	$230.6
Fixed Income Securities – Mutual Funds	104.3	—	—	—	104.3
Equity Securities – Mutual Funds (b)	34.2	—	—	—	34.2
Total Other Temporary Investments	360.0	—	—	9.1	369.1

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	3.8	326.5	340.9	(288.5)	382.7
Cash Flow Hedges:
Commodity Hedges (c)	—	24.1	12.7	(2.7)	34.1
Total Risk Management Assets	3.8	350.6	353.6	(291.2)	416.8

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	12.3	—	—	10.2	22.5
Fixed Income Securities:
United States Government	—	996.1	—	—	996.1
Corporate Debt	—	52.4	—	—	52.4
State and Local Government	—	8.6	—	—	8.6
Subtotal Fixed Income Securities	—	1,057.1	—	—	1,057.1
Equity Securities – Domestic (b)	1,395.3	—	—	—	1,395.3
Total Spent Nuclear Fuel and Decommissioning Trusts	1,407.6	1,057.1	—	10.2	2,474.9

Total Assets	$1,771.4	$1,407.7	$353.6	$(271.9)	$3,260.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$4.2	$327.0	$185.6	$(274.7)	$242.1
Cash Flow Hedges:
Commodity Hedges (c)	—	24.8	36.8	(2.7)	58.9
Fair Value Hedges	—	17.4	—	—	17.4
Total Risk Management Liabilities	$4.2	$369.2	$222.4	$(277.4)	$318.4
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Other Temporary Investments
Restricted Cash and Other Cash Deposits (a)	$183.2	$—	$—	$36.9	$220.1
Fixed Income Securities – Mutual Funds	102.9	—	—	—	102.9
Equity Securities – Mutual Funds (b)	36.7	—	—	—	36.7
Total Other Temporary Investments	322.8	—	—	36.9	359.7

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	3.9	391.2	274.1	(285.4)	383.8
Cash Flow Hedges:
Commodity Hedges (c)	—	17.3	4.7	—	22.0
Fair Value Hedges	—	2.5	—	—	2.5
Total Risk Management Assets	3.9	411.0	278.8	(285.4)	408.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	7.5	—	—	9.7	17.2
Fixed Income Securities:
United States Government	—	981.2	—	—	981.2
Corporate Debt	—	58.7	—	—	58.7
State and Local Government	—	8.8	—	—	8.8
Subtotal Fixed Income Securities	—	1,048.7	—	—	1,048.7
Equity Securities – Domestic (b)	1,461.7	—	—	—	1,461.7
Total Spent Nuclear Fuel and Decommissioning Trusts	1,469.2	1,048.7	—	9.7	2,527.6

Total Assets	$1,795.9	$1,459.7	$278.8	$(238.8)	$3,295.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$5.1	$392.5	$196.9	$(285.0)	$309.5
Cash Flow Hedges:
Commodity Hedges (c)	—	23.9	41.6	—	65.5
Fair Value Hedges	—	8.6	—	—	8.6
Total Risk Management Liabilities	$5.1	$425.0	$238.5	$(285.0)	$383.6

AEP Texas
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$156.7	$—	$—	$—	$156.7

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c)	$—	$0.7	$—	$(0.5)	$0.2

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$155.2	$—	$—	$—	$155.2

Risk Management Assets
Risk Management Commodity Contracts (c)	—	0.5	—	—	0.5

Total Assets	$155.2	$0.5	$—	$—	$155.7

APCo
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$25.6	$—	$—	$—	$25.6

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	0.1	59.1	58.3	(59.4)	58.1

Total Assets	$25.7	$59.1	$58.3	$(59.4)	$83.7

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$0.2	$58.4	$0.5	$(58.5)	$0.6

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$16.3	$—	$—	$—	$16.3

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	52.5	25.1	(51.6)	26.0

Total Assets	$16.3	$52.5	$25.1	$(51.6)	$42.3

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$51.2	$0.4	$(50.1)	$1.5

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$42.1	$10.3	$(43.2)	$9.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	12.3	—	—	10.2	22.5
Fixed Income Securities:
United States Government	—	996.1	—	—	996.1
Corporate Debt	—	52.4	—	—	52.4
State and Local Government	—	8.6	—	—	8.6
Subtotal Fixed Income Securities	—	1,057.1	—	—	1,057.1
Equity Securities – Domestic (b)	1,395.3	—	—	—	1,395.3
Total Spent Nuclear Fuel and Decommissioning Trusts	1,407.6	1,057.1	—	10.2	2,474.9

Total Assets	$1,407.6	$1,099.2	$10.3	$(33.0)	$2,484.1

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$0.1	$41.2	$1.4	$(42.3)	$0.4

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$39.4	$9.1	$(40.2)	$8.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	7.5	—	—	9.7	17.2
Fixed Income Securities:
United States Government	—	981.2	—	—	981.2
Corporate Debt	—	58.7	—	—	58.7
State and Local Government	—	8.8	—	—	8.8
Subtotal Fixed Income Securities	—	1,048.7	—	—	1,048.7
Equity Securities – Domestic (b)	1,461.7	—	—	—	1,461.7
Total Spent Nuclear Fuel and Decommissioning Trusts	1,469.2	1,048.7	—	9.7	2,527.6

Total Assets	$1,469.2	$1,088.1	$9.1	$(30.5)	$2,535.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$47.6	$1.5	$(45.5)	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding	$27.6	$—	$—	$—	$27.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$99.4	$(0.6)	$99.6

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$—	$—	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$132.4	$—	$132.4

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$10.8	$(0.4)	$10.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.3	$1.3	$(0.6)	$1.0

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$0.2	$6.4	$(0.2)	$6.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.2	$(0.2)	$—

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2018

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$5.6	$(0.8)	$4.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.4	$3.3	$(1.1)	$2.6

December 31, 2017

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$0.3	$6.7	$(0.6)	$6.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.8	$(0.6)	$0.2

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third-parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2018 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 2 matures $(4) million in 2019, $1 million in periods 2020-2022, $1 million in periods 2023-2024 and $1 million in periods 2025-2032; Level 3 matures $108 million in 2019, $37 million in periods 2020-2022, $23 million in periods 2023-2024 and $(12) million in periods 2025-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2017 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(1) million in 2018; Level 2 matures $(3) million in 2018 and $2 million in periods 2022-2023; Level 3 matures $59 million in 2018, $33 million in periods 2019-2021, $14 million in periods 2022-2023 and $(29) million in periods 2024-2032.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for the Registrant Subsidiaries.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3

Year Ended December 31, 2018	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2017	$40.3	$24.7	$7.6	$(132.4)	$6.2	$5.9
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	148.9	104.1	14.2	1.8	18.1	(4.8)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	9.8	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	15.7	—	—	—	—	—
Settlements	(214.0)	(127.9)	(21.3)	4.6	(24.3)	(2.1)
Transfers into Level 3 (d) (e)	15.8	—	—	—	—	—
Transfers out of Level 3 (e)	(1.6)	—	(0.3)	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	116.3	56.9	8.7	26.6	9.5	3.3
Balance as of December 31, 2018	$131.2	$57.8	$8.9	$(99.4)	$9.5	$2.3

Year Ended December 31, 2017	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2016	$2.5	$1.4	$2.8	$(119.0)	$0.7	$0.7
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	37.3	17.2	4.0	(1.4)	3.1	6.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	33.6	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(18.8)	—	—	—	—	—
Settlements	(50.6)	(18.9)	(7.1)	7.4	(3.8)	(6.8)
Transfers into Level 3 (d) (e)	16.2	—	—	—	—	—
Transfers out of Level 3 (e)	(10.1)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	30.2	25.0	7.9	(19.4)	6.2	6.0
Balance as of December 31, 2017	$40.3	$24.7	$7.6	$(132.4)	$6.2	$5.9

Year Ended December 31, 2016	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	42.8	25.6	7.1	(3.0)	(1.0)	7.7
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	26.1	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(23.0)	—	—	—	—	—
Settlements	(71.4)	(37.5)	(11.1)	6.2	0.4	(8.4)
Transfers into Level 3 (d) (e)	13.3	—	—	—	—	—
Transfers out of Level 3 (e)	(2.6)	0.1	0.1	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (f)	(129.6)	1.5	2.4	(138.1)	0.7	0.6
Balance as of December 31, 2016	$2.5	$1.4	$2.8	$(119.0)	$0.7	$0.7

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents existing assets or liabilities that were previously categorized as Level 2.

(e)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities or accounts payable.

Significant Unobservable Inputs for Level 3
Significant Unobservable Inputs
December 31, 2018
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$257.1	$212.5	Discounted Cash Flow	Forward Market Price (a)	$(0.05)	$176.57	$33.07
Natural Gas Contracts	—	2.5	Discounted Cash Flow	Forward Market Price (b)	2.18	3.54	2.47
FTRs	96.5	7.4	Discounted Cash Flow	Forward Market Price (a)	(11.68)	17.79	1.09
Total	$353.6	$222.4

Significant Unobservable Inputs
December 31, 2017
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$225.1	$233.7	Discounted Cash Flow	Forward Market Price (a)	$(0.05)	$263.00	$36.32
Natural Gas Contracts	—	0.2	Discounted Cash Flow	Forward Market Price (b)	2.37	2.96	2.62
FTRs	53.7	4.6	Discounted Cash Flow	Forward Market Price (a)	(55.62)	54.88	0.41
Total	$278.8	$238.5

Significant Unobservable Inputs
December 31, 2018
APCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$2.4	$0.5	Discounted Cash Flow	Forward Market Price	$16.82	$62.65	$37.00
FTRs	55.9	—	Discounted Cash Flow	Forward Market Price	0.10	15.16	3.27
Total	$58.3	$0.5

Significant Unobservable Inputs
December 31, 2017
APCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$0.8	$0.4	Discounted Cash Flow	Forward Market Price	$20.52	$195.00	$33.80
FTRs	24.3	—	Discounted Cash Flow	Forward Market Price	(0.36)	7.15	1.62
Total	$25.1	$0.4

Significant Unobservable Inputs
December 31, 2018
I&M

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$1.4	$0.9	Discounted Cash Flow	Forward Market Price	$16.82	$62.65	$37.00
FTRs	8.9	0.5	Discounted Cash Flow	Forward Market Price	(2.11)	6.21	1.06
Total	$10.3	$1.4

Significant Unobservable Inputs
December 31, 2017
I&M

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$0.5	$0.3	Discounted Cash Flow	Forward Market Price	$20.52	$195.00	$33.80
FTRs	8.6	1.2	Discounted Cash Flow	Forward Market Price	(0.36)	5.75	0.86
Total	$9.1	$1.5

Significant Unobservable Inputs
December 31, 2018
OPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$—	$99.4	Discounted Cash Flow	Forward Market Price	$26.29	$62.74	$42.50

Significant Unobservable Inputs
December 31, 2017
OPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$—	$132.4	Discounted Cash Flow	Forward Market Price	$30.52	$170.43	$44.62

Significant Unobservable Inputs
December 31, 2018
PSO

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$10.8	$1.3	Discounted Cash Flow	Forward Market Price	$(11.68)	$10.30	$(1.40)

Significant Unobservable Inputs
December 31, 2017
PSO

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$6.4	$0.2	Discounted Cash Flow	Forward Market Price	$(6.62)	$1.41	$(0.76)

Significant Unobservable Inputs
December 31, 2018
SWEPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Natural Gas Contracts	$—	$2.5	Discounted Cash Flow	Forward Market Price (b)	$2.18	$3.54	$2.47
FTRs	5.6	0.8	Discounted Cash Flow	Forward Market Price (a)	(11.68)	10.30	(1.40)
Total	$5.6	$3.3

Significant Unobservable Inputs
December 31, 2017
SWEPCo

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Natural Gas Contracts	$—	$0.2	Discounted Cash Flow	Forward Market Price (b)	$2.37	$2.96	$2.62
FTRs	6.7	0.6	Discounted Cash Flow	Forward Market Price (a)	(6.62)	1.41	(0.76)
Total	$6.7	$0.8

(a)	Represents market prices in dollars per MWh.

(b)	Represents market prices in dollars per MMBtu.

Sensitivity of Fair Value Measurements
Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)